Tax from continuing operations	6 Months Ended
Sep. 30, 2018
Income Taxes [Abstract]
Tax from continuing operations
Tax from continuing operations

The tax charge for the six month period is £93m (2017 re-presented: £153m), and excluding tax on exceptional items and remeasurements, is £134m (2017 re-presented: £149m). The effective tax rate excluding tax on exceptional items and remeasurements is 18.3% (2017 re-presented: 20.2%), which includes our share of post-tax results of joint ventures and associates and is based on the best estimate of the weighted average annual income tax rate by jurisdiction expected for the full year. The current period rate reflects the seasonality of earnings in the US.

For the full year, we expect the Group effective tax rate to be around 20% excluding tax on exceptional items and remeasurements. This includes the effect of the reduction in the US corporate tax rate resulting from the Tax Cuts and Jobs Act (Tax Reform). The effective tax rate for the year ended 31 March 2018 (re-presented) was (33.4)%, and 23.4% before exceptional items and remeasurements.

Further details on Tax Reform are provided on page 119 of the Annual Report and Accounts. The Finance Act 2016 which was enacted on 15 September 2016, reduced the main rate of corporation tax in the UK to 17% with effect from 1 April 2020. UK deferred tax balances have been calculated at this rate.